Forecasted Benefit Payments Including Effect of Expected Future Service (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
2016	¥ 66,385
2017	68,322
2018	69,839
2019	70,933
2020	71,898
2021-2025	¥ 350,312